Financial Instruments and Financial Risk Management - Summary of Maximum Exposure to Credit Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Instruments [Line Items]
Maximum exposure to credit risk	$ 1,056,023	$ 597,873
Trade and Other Receivables
Disclosure Of Financial Instruments [Line Items]
Maximum exposure to credit risk	$ 1,056,023	$ 597,873